GOF P-6 10/12

SUPPLEMENT DATED OCTOBER 26, 2012

TO THE PROSPECTUSES

DATED MAY 1, 2012

OF

FRANKLIN TEMPLETON

FUND ALLOCATOR SERIES

Franklin Templeton Conservative Allocation Fund

Franklin Templeton Moderate Allocation Fund

Franklin Templeton Growth Allocation Fund

Franklin Templeton 2015 Retirement Target Fund

Franklin Templeton 2025 Retirement Target Fund

Franklin Templeton 2035 Retirement Target Fund

Franklin Templeton 2045 Retirement Target Fund

Effective January 1, 2013, each of the Franklin Templeton Conservative Allocation Fund, Franklin Templeton Moderate Allocation Fund and Franklin Templeton Growth Allocation Fund will transition its short-term investments (money market) strategic allocation to fixed-income funds, and as a result of this change will remove the Payden & Rygel 90 Day U.S. Treasury Bill Index as one of the secondary benchmark indices for performance comparisons.

Also effective January 1, 2013, each of the Franklin Templeton Conservative Allocation Fund, Franklin Templeton Moderate Allocation Fund, Franklin Templeton Growth Allocation Fund, Franklin Templeton 2015 Retirement Target Fund, Franklin Templeton 2025 Retirement Target Fund, Franklin Templeton 2035 Retirement Target Fund and Franklin Templeton 2045 Retirement Target Fund may increase its investments in third-party sponsored exchange-traded funds (“ETFs”) from 5% of its net assets to 10% of its net assets.

Effective January 1, 2013, the Prospectus is amended as follows:

I.                   For the Franklin Templeton Conservative Allocation Fund, the 2nd and 3rd paragraphs of the “FUND SUMMARY – Principal Investment Strategies” section are replaced as follows:

Under normal market conditions, the investment manager allocates the Fund’s assets among the broad asset classes of equity and fixed-income investments by investing primarily in a distinctly-weighted combination of underlying funds, based on each underlying fund's predominant asset class. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The investment manager uses the following as a general guide in allocating the Fund’s assets among the broad asset classes. These percentages may be changed from time to time by the Fund’s investment manager without the approval of shareholders, and may vary up to 5% from the stated allocations: 60% fixed-income funds; and 40% equity funds.

II.                For the Franklin Templeton Moderate Allocation Fund, the 2nd and 3rd paragraphs of the “FUND SUMMARY – Principal Investment Strategies” section are replaced as follows:

Under normal market conditions, the investment manager allocates the Fund’s assets among the broad asset classes of equity and fixed-income investments by investing primarily in a distinctly-weighted combination of underlying funds, based on each underlying fund's predominant asset class. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The investment manager uses the following as a general guide in allocating the Fund’s assets among the broad asset classes. These percentages may be changed from time to time by the Fund’s investment manager without the approval of shareholders, and may vary up to 5% from the stated allocations: 55% equity funds; and 45% fixed-income funds.

III.             For the Franklin Templeton Growth Allocation Fund, the 2nd and 3rd paragraphs of the “FUND SUMMARY – Principal Investment Strategies” section are replaced as follows:

Under normal market conditions, the investment manager allocates the Fund’s assets among the broad asset classes of equity and fixed-income investments by investing primarily in a distinctly-weighted combination of underlying funds, based on each underlying fund's predominant asset class. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The investment manager uses the following as a general guide in allocating the Fund’s assets among the broad asset classes. These percentages may be changed from time to time by the Fund’s investment manager without the approval of shareholders, and may vary up to 5% from the stated allocations: 80% equity funds; and 20% fixed-income funds.

IV.             For each of the Franklin Templeton Conservative Allocation Fund, Franklin Templeton Moderate Allocation Fund and Franklin Templeton Growth Allocation Fund, the “FUND SUMMARY – Performance” section is revised by deleting the reference to Payden & Rygel 90 Day U.S. Treasury Bill Index as a secondary benchmark.

V.                For each of the Franklin Templeton Conservative Allocation Fund, Franklin Templeton Moderate Allocation Fund and Franklin Templeton Growth Allocation Fund, the 1st and 2nd paragraphs of the “FUND DETAILS – Principal Investment Policies and Practices” section are replaced as follows:

Under normal market conditions, the investment manager allocates each Fund's assets among the broad asset classes of equity and  fixed-income investments by investing primarily in a distinctly-weighted combination of other mutual funds, predominantly other Franklin Templeton mutual funds (underlying funds) based on each underlying fund's predominant asset class. A small portion of each Fund’s assets may be invested in exchange traded funds (ETFs). In addition, a small portion of the Fund’s assets may be invested in underlying funds that provide exposure to commodities. These underlying funds and ETFs, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities. The investment policies of the various underlying funds are described in the section called "Information about the Underlying Franklin Templeton Funds."

Following is a general guide the investment manager uses in allocating each of the Fund's assets among the broad asset classes. These percentages may be changed from time to time by the Funds' investment manager without the approval of shareholders, and may vary up to 5% from the stated allocations.

	Equity Funds	Fixed-Income Funds
Conservative Allocation Fund	40%	60%
Moderate Allocation Fund	55%	45%
Growth Allocation Fund	80%	20%

VI.             For each of the Franklin Templeton 2015 Retirement Target Fund, Franklin Templeton 2025 Retirement Target Fund, Franklin Templeton 2035 Retirement Target Fund and Franklin Templeton 2045 Retirement Target Fund, the 2nd paragraph of the “FUND DETAILS – Principal Investment Policies and Practices” section is replaced as follows:

Under normal market conditions, the investment manager allocates each Fund’s assets among the broad asset classes of equity, fixed-income and short-term (money market) investments by investing primarily in a distinctly-weighted combination of underlying funds, based on each underlying fund’s predominant asset class. A small portion of each Fund’s assets may be invested in exchange traded funds (ETFs). In addition, a small portion of the Fund’s assets may be invested in underlying funds that provide exposure to commodities. The underlying funds and ETFs invest in a variety of U.S. and foreign equity, fixed-income and money market securities. The investment policies of the various underlying funds are described in this Prospectus in the section called “Information about the Underlying Franklin Templeton Funds.”

VII.          For all Funds, the “FUND DETAILS – Principal Risks” section is revised by adding the paragraph as follows:

Investing in ETFs  The Fund's investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETFs’ underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; or an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be more costly than if a Fund had owned the underlying securities directly. The Fund, and indirectly, shareholders of the Fund, bears a proportionate share of the ETF's expenses, which include management and advisory fees and other expenses. In addition, the Fund pays brokerage commissions in connection with the purchase and sale of shares of ETFs.

Please keep this supplement for future reference.

GOF SA-9 10/12

SUPPLEMENT DATED OCTOBER 26, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION

 MAY 1, 2012

OF

FRANKLIN TEMPLETON

FUND ALLOCATOR SERIES

Franklin Templeton Conservative Allocation Fund

Franklin Templeton Moderate Allocation Fund

Franklin Templeton Growth Allocation Fund

Franklin Templeton 2015 Retirement Target Fund

Franklin Templeton 2025 Retirement Target Fund

Franklin Templeton 2035 Retirement Target Fund

Franklin Templeton 2045 Retirement Target Fund

Effective January 1, 2013, the Statement of Additional Information is amended as follows:

I.      For each Statement of Additional Information, the 3rd paragraph in the section entitled “Goal, Strategies and Risks – Glossary of Investments, Techniques, Strategies and Their Risks” is revised as follows:

The Fund pursues its investment goal by investing primarily in a distinctly-weighted combination of underlying funds, predominantly other Franklin Templeton funds (underlying funds). The Fund may also invest up to 5% of its assets directly in the types of securities in which the underlying funds invest, and may invest up to 10% of its assets in exchange traded funds. In investing in underlying Franklin Templeton mutual funds, the Funds rely on Rule 12d1-2 under the 1940 Act, which permits the Fund to invest in such underlying funds without limit.

II.                For each Statement of Additional Information, the section entitled “Investment company securities – Exchange-traded funds”  is revised as follows:

Exchange-traded funds.   The Fund may invest in exchange-traded funds (ETFs). ETFs are regulated as registered investment companies under the 1940 Act. Many ETFs acquire and hold securities of all of the companies or other issuers, or a representative sampling of companies or other issuers that are components of a particular index. Such ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the corresponding market index, and the value of their shares should, under normal circumstances, closely track the value of the index's underlying component securities. Because an ETF has operating expenses and transaction costs, while a market index does not, ETFs that track particular indices typically will be unable to match the performance of the index exactly. ETF shares may be purchased and sold in the secondary trading market on a securities exchange, in lots of any size, at any time during the trading day. More recently, actively managed ETFs have been created that are managed similarly to other investment companies.

The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit.

ETF shares, as opposed to creation units, are generally purchased and sold by smaller investors in a secondary market on a securities exchange. ETF shares can be traded in lots of any size, at any time during the trading day. Although the Fund, like most other investors in ETFs, intends to purchase and sell ETF shares primarily in the secondary trading market, the Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the investment manager believes it is in the Fund's best interest to do so.

An investment in an ETF is subject to all of the risks of investing in the securities held by the ETF and have the same risks as investing in a closed-end fund. In addition, because of the ability of large market participants to arbitrage price differences by purchasing or redeeming creation units, the difference between the market value and the net asset value of ETF shares should in most cases be small. An ETF may be terminated and need to liquidate its portfolio securities at a time when the prices for those securities are falling.

Please keep this supplement for future reference.